Defined Benefit Liabilities (Assets) - Details of Defined Benefit Liabilities (Assets) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 1,035,016	₩ 1,278,550
Fair value of plan assets	(1,040,286)	(1,127,163)
Defined benefit assets	(18,427)	(3,557)
Defined benefit liabilities	₩ 13,157	₩ 154,944